Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Provision For Income Taxes

For the years ended December 31	2014	2013	2012

Current Tax
Canada	$249	$(152)	$(219)
United States	(21)	(64)	(25)
Other Countries	15	25	44
Total Current Tax Expense (Recovery)	243	(191)	(200)

Deferred Tax
Canada	713	(106)	(902)
United States	246	52	(935)
Other Countries	1	(3)	-
Total Deferred Tax Expense (Recovery)	960	(57)	(1,837)
Income Tax Expense (Recovery)	$1,203	$(248)	$(2,037)

Income Taxes Reconciliation

For the years ended December 31	2014	2013	2012

Net Earnings (Loss) Before Income Tax
Canada	$3,744	$(316)	$(2,246)
United States	665	46	(2,978)
Other Countries	220	258	393
Total Net Earnings (Loss) Before Income Tax	4,629	(12)	(4,831)
Canadian Statutory Rate	25.7%	25.1%	25.0%
Expected Income Tax	1,190	(3)	(1,208)
Effect on Taxes Resulting From:
Statutory rate and other foreign differences	7	(42)	(412)
Effect of legislative changes	-	(70)	-
Non-taxable capital (gains) losses	64	48	(16)
Tax differences on divestitures and transactions	8	(28)	(307)
Partnership tax allocations in excess of funding	(53)	(41)	(40)
Amounts in respect of prior periods	(19)	(103)	(64)
Other	6	(9)	10
	$1,203	$(248)	$(2,037)
Effective Tax Rate	26.0%	2,066.7%	42.2%

Deferred Income Taxes Asset

The net deferred income tax asset (liability) consists of:

As at December 31	2014	2013

Deferred Income Tax Assets
Property, plant and equipment	$217	$786
Compensation plans	91	109
Accrued and unpaid expense	59	61
Non-capital and net capital losses carried forward	492	429
Alternative minimum tax and foreign tax credits	205	199
Less valuation allowance	(12)	(6)
Other	72	95

Deferred Income Tax Liabilities
Property, plant and equipment	(2,485)	(407)
Risk management	(226)	(63)
Unrealized foreign exchange gains	(48)	(120)
Other	(26)	(29)
Net Deferred Income Tax Asset (Liability)	$(1,661)	$1,054

The net deferred income tax asset (liability) is reflected in the Consolidated Balance Sheet as follows:

As at December 31	2014	2013

Current deferred income tax asset	$-	$118
Non-current deferred income tax asset	296	939
Current deferred income tax liability	(128)	(3)
Non-current deferred income tax liability	(1,829)	-
Net Deferred Income Tax Asset (Liability)	$(1,661)	$1,054

Tax Pools Available

		Expiration
As at December 31	2014	Date

Canada
Tax pools	$2,188	Indefinite
Net capital losses	1	Indefinite
Non-capital losses	58	2027 - 2034
United States
Tax basis	$6,769	Indefinite
Non-capital losses	1,306	2031 - 2034
Charitable donations	9	2018 - 2019
Alternative minimum tax credits	34	Indefinite
Foreign tax credits (net of valuation allowance)	159	2021 - 2024

Unrecognized Tax Benefits Excluding Interest

For the years ended December 31	2014	2013

Balance, Beginning of Year	$(119)	$(164)
Additions for tax positions taken in the current year	(289)	-
Additions for tax positions of prior years	(1)	-
Reductions for tax positions of prior years	2	2
Lapse of statute of limitations	-	4
Settlements	2	29
Foreign currency translation	23	10
Balance, End of Year	$(382)	$(119)

Unrecognized Tax Benefit Reflected In Balance Sheet

For the years ended December 31	2014	2013

Income tax receivable	$(36)	$-
Other liabilities and provisions (See Note 14)	(279)	(133)
Current deferred income tax liability	1	(2)
Non-current deferred income tax asset	(68)	16
Balance, End of Year	$(382)	$(119)

Summary Of Tax Years By Jurisdiction

Jurisdiction	Taxation Year

Canada - Federal	2006	-	2014
Canada - Provincial	2006	-	2014
United States - Federal	2011	-	2014
United States - State	2010	-	2014
Other	2013	-	2014